UNITED STATES
                                  SECURITIES AND EXCHANGE COMMISSION
                                     Washington,  D.C.    20549

                                                FORM 13-F

                                     FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:                   6-30-07

Check here if Amendment  [   ] ;  Amendment Number:
  This Amendment (Check only one.):          [   ]  is a restatement.
                                             [   ]  adds new holdings
                                                     entries

Institutional Investment Manager Filing this Report:

Name:              J. V. BRUNI AND COMPANY
Address:           1528 N. Tejon Street
                   Colorado Springs, CO  80907

Form 13F File Number:        28-7478

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Jerome V. Bruni
Title:           President
Phone:          (719) 575-9880

Signature, Place, and Date of Signing:

Jerome V. Bruni                 Colorado Springs, Colorado            08-02-07

Report Type (Check only one.):

[ x ] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                         FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                     0

Form 13F Information Table Entry Total:	                              28

Form 13F Information Table Value Total:                          887,641
                                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                      FORM 13F INFORMATION TABLE

                                                               SHRS OR
                                                               PRN AMT;
                             TITLE                             SH/PRN;
        NAME OF ISSUE       OF CLASS     CUSIP      (X$1000)   PUT/CALL   DISCRETION MANAGERS    VOTING AUTHORITY
                                                                                                SOLE   SHARED   NONE
Accredited Home Lendrs Hldg    Com     00437P107       5,971   436,780SH   SOLE        N/A    355,010   0      81,770
Affiliated Managers Group      Com     008252108      51,930   403,309SH   SOLE        N/A    328,827   0      74,482
Allied Cap Corp New            Com     01903Q108      27,144   876,737SH   SOLE        N/A    691,709   0     185,028
American Capital Strategies    Com     024937104      38,340   901,698SH   SOLE        N/A    722,408   0     179,290
Ambac Finl Group Inc           Com     023139108      44,543   510,869SH   SOLE        N/A    416,945   0      93,924
Barrett Bill Corp              Com     06846N104      28,044   761,442SH   SOLE        N/A    641,132   0     120,310
Commerce Bancorp Inc NJ        Com     200519106      40,119 1,084,581SH   SOLE        N/A    876,250   0     208,331
Countrywide Financial Corp     Com     222372104      55,741 1,533,439SH   SOLE        N/A   1,215,94   0     317,495
Fidelity National Financial    Cl A    31620R105      33,118 1,397,401SH   SOLE        N/A   1,151,93   0     245,468
Fidelity Natl Information S    Com     31620M106      30,728   566,110SH   SOLE        N/A    471,096   0      95,014
General Growth Pptys Inc       Com     370021107      21,380   403,779SH   SOLE        N/A    347,189   0      56,590
Gladstone Capital Corp         Com     376535100       1,543    71,882SH   SOLE        N/A     64,822   0       7,060
Gladstone Coml Corp            Com     376536108         764    38,965SH   SOLE        N/A     36,015   0       2,950
HCC Ins Hldgs Inc              Com     404132102      43,488 1,301,640SH   SOLE        N/A   1,063,99   0     237,642
Helmerich & Payne Inc          Com     423452101      18,342   517,830SH   SOLE        N/A    422,850   0      94,980
iStar Finl Inc                 Com     45031U101      33,482   755,300SH   SOLE        N/A    630,960   0     124,340
JP Morgan Chase & Co           Com     46625H100      38,243   789,333SH   SOLE        N/A    650,194   0     139,139
Kimco Realty Corp              Com     49446R109      28,692   753,668SH   SOLE        N/A    608,682   0     144,986
Level 3 Communications Inc     Com     52729N100      37,868 6,473,138SH   SOLE        N/A   5,165,93   0   1,307,200
MBIA Inc                       Com     55262C100      38,750   622,796SH   SOLE        N/A    508,018   0     114,778
Nabors Industries Ltd          Shs     G6359F103      43,072 1,290,346SH   SOLE        N/A   1,047,97   0     242,374
NCI Building Sys Inc           Com     628852105      12,653   256,493SH   SOLE        N/A    185,199   0      71,294
Nucor Corp                     Com     670346105      42,409   723,078SH   SOLE        N/A    591,808   0     131,270
Pulte Homes Inc                Com     745867101      20,561   915,860SH   SOLE        N/A    750,710   0     165,150
Radian Group Inc               Com     750236101      40,334   746,930SH   SOLE        N/A    608,119   0     138,811
Suncor Energy Inc              Com     867229106      32,890   365,767SH   SOLE        N/A    296,450   0      69,317
Triad Gty Inc                  Com     895925105      26,799   671,139SH   SOLE        N/A    548,931   0     122,208
Wells Fargo & Co New           Com     949746101      50,693 1,441,358SH   SOLE        N/A   1,167,18   0     274,178

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